RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of consolidated statements of financial position

	As at	As at
	December 31,	December 31,
	2024	2023
Consolidated statements of financial position
Trade and other receivables	—	40
Trade payables and other liabilities	(1,857)	(1,945)
Deferred consideration - current	(1,244)	(1,513)
Deferred consideration - non-current	—	(1,426)
Loans payable	(6,579)	—
Net related party payable	(9,680)	(4,844)

Schedule of other related party transactions

	Year Ended December 31,
	2024	2023
Consolidated statements of changes in equity
Shares issued as deferred consideration to Wild Streak Vendors
Shares to be issued	(3,491)	(3,491)
Share capital	3,491	3,491
Shares issued as consideration to Spin Vendors
Share capital	2,139	1,104
Exercise of DSUs, RSUs and FSOs
Contributed surplus	(2,698)	—
Share capital	2,968	—
Net movement in equity	2,409	1,104

	Year Ended December 31,
	2024	2023
Consolidated statements of cash flows
Proceeds from loan	6,532	—
Interest paid on loan	(454)	—
Proceeds from exercise of options	270	—
Net cash inflow	6,348	—

Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Schedule of transactions recorded in the consolidated statements of loss and comprehensive loss

	Year Ended December 31,
	2024	2023
Salaries and subcontractors	(3,521)	(4,255)
Share based compensation	(698)	(1,688)
Professional fees	—	(163)
	(4,219)	(6,106)

Vendors of Wild Streak and Spin
RELATED PARTY TRANSACTIONS
Schedule of transactions recorded in the consolidated statements of loss and comprehensive loss

	Year Ended December 31,
	2024	2023
Salaries and subcontractors	(1,858)	(2,292)
Share based compensation	(16)	(74)
Gain (Loss) on remeasurement of deferred consideration	132	(440)
Interest and financing fees	(1,045)	(403)
	(2,787)	(3,209)